PROVISIONS FOR ONEROUS CONTRACTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	R$ 365,847	R$ 725,378	R$ 2,079,227
Constitutions to onerous contracts provision	175,079	11,991	657,626
Reversals	(86,025)	(190,994)	(2,011,475)
Ending balance of onerous contracts provision	454,901	365,847	725,378
Write-Offs		(180,528)
Onerous contracts provision, reversal	86,025	190,994	2,011,475
Onerous Contracts, Provisions Written Off		180,528
Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	361,788	540,791	1,894,640
Constitutions to onerous contracts provision	175,079	11,991	657,626
Reversals	(81,966)	(190,994)	(2,011,475)
Ending balance of onerous contracts provision	454,901	361,788	540,791
Onerous contracts provision, reversal	81,966	190,994	2,011,475
Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	4,059	184,587	184,587
Reversals	(4,059)
Ending balance of onerous contracts provision		4,059	184,587
Write-Offs		(180,528)
Onerous contracts provision, reversal	4,059
Onerous Contracts, Provisions Written Off		180,528
UHE Jirau | Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	39,150	30,701
Constitutions to onerous contracts provision	124,871	8,449	30,701
Reversals	(34,349)
Ending balance of onerous contracts provision	129,672	39,150	30,701
Onerous contracts provision, reversal	34,349
Funil, MG | Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	222,881	248,520	126,861
Constitutions to onerous contracts provision	13,925		293,505
Reversals	(11,079)	(25,639)	(171,846)
Ending balance of onerous contracts provision	225,727	222,881	248,520
Onerous contracts provision, reversal	11,079	25,639	171,846
UHE Coaracy Nunes | Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	99,757	101,738	232,052
Constitutions to onerous contracts provision	36,283	3,542
Reversals	(36,538)	(5,523)	(130,314)
Ending balance of onerous contracts provision	99,502	99,757	101,738
Onerous contracts provision, reversal	36,538	5,523	130,314
UTN Angra 3 | Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision			1,388,843
Reversals			(1,388,843)
Onerous contracts provision, reversal			1,388,843
TPP Santa Cruz | Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		159,832	32,258
Constitutions to onerous contracts provision			318,565
Reversals		(159,832)	(190,991)
Ending balance of onerous contracts provision			159,832
Onerous contracts provision, reversal		159,832	190,991
Other | Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision			114,626
Constitutions to onerous contracts provision			45,556
Reversals			(160,182)
Onerous contracts provision, reversal			160,182
LT Recife II - Suape II 018/2011 | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		50,197	50,197
Ending balance of onerous contracts provision			50,197
Write-Offs		(50,197)
Onerous Contracts, Provisions Written Off		50,197
LT Camaari IV - Sapeau | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		124,104	124,104
Ending balance of onerous contracts provision			124,104
Write-Offs		(124,104)
Onerous Contracts, Provisions Written Off		124,104
Others | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		10,286	10,286
Ending balance of onerous contracts provision			10,286
LT Funil-Itapebi (c) | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		6,227
Ending balance of onerous contracts provision			6,227
Write-Offs		(6,227)
Onerous Contracts, Provisions Written Off		6,227
LT Eunpolis - T. Freitas | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	4,059	4,059
Reversals	(4,059)
Ending balance of onerous contracts provision		R$ 4,059	R$ 4,059
Onerous contracts provision, reversal	R$ 4,059